Putnam Investments
                                               One Post Office Square
                                               Boston, MA 02109
                                               February 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Asset Allocation Funds (the "Trust"):
    Growth Portfolio
    Balanced Portfolio
    Conservative Portfolio
    (Reg. No. 33-51017) (811-7121) (collectively, the "Funds")
    Post-Effective Amendment No. 8 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 29, 2001.

Comments or questions concerning this certificate may be directed to Beth J. Werths at 1-800-225-2465, ext. 11913.

                                  Very truly yours,

                                  Putnam Asset Allocation Funds

                                  /s/ Gordon H. Silver
                              By: -----------------------------
                                  Gordon H. Silver
                                  Vice President

cc: Vanda Shellock, Ropes & Gray